NOTES RECEIVABLE, NET (Details Narrative) - USD ($)		1 Months Ended
	Jan. 14, 2022	Jan. 31, 2021	Sep. 30, 2022	Aug. 11, 2022	Jan. 26, 2022	Mar. 31, 2021
Loan amount				$ 10,000,000
Loans payable			$ 6,000,000.0			$ 1,000,000.0
One Thousand Forty Four Pro LLC [Member]
Line of credit amount		$ 250,000
Payments made for notes receivable		$ 310,000
Rate of interest on notes receivable		10.00%
One Thousand Forty Four Pro LLC [Member] | Loan Agreement [Member]
Loan amount					$ 250,000
Loans payable					$ 125,000
Debt instrument percentage					10.00%
Moji Life, LLC. [Member]
Loans payable	$ 150,000
Moji Life [Member]
Principal amount	$ 8,333